BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Schedule of Business Combination
		Estimated Useful Lives
Fair value of consideration transferred	$274,232

Fair value of assets acquired and liabilities assumed:

Cash	$61,995
Accounts receivable	69,355
Prepaid expenses	10,050
Computer equipment	85,000	3 to 7 years
Other intangible assets	408,000	5 to 10 years
Goodwill	238,678

Fair value of assets acquired	$873,078

Liabilities assumed:
Accounts payable	$68,353
Outstanding credit card balances	90,207
Revolving credit lines	148,952
Accrued liabilities and deferred revenue	122,203
Deferred tax liability	169,131
Fair value of liabilities	$598,846

Total Purchase Price	$274,232

Summary of Unaudited Pro Forma Financial Information
For the Year Ended December 31, 2011
(Unaudited)

Revenue	13,734,161
Net Loss	(3,183,326)
Basic and diluted loss per share	(0.16)